Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term investments
Equity investments with readily determinable fair values	$ 1,050,633
Equity investments without readily determinable fair values	19,963	$ 30,599
Long-term Investments, Total	$ 1,070,596	$ 30,599